Commitments and Contingencies (Tables)	May 20, 2020
Commitments And Contingencies Disclosure [Abstract]
Components of Lease Expense and Related Cash Flows
The components of lease expense and related cash flows were as follows:

(In thousands)	Year ended December 31, 2019
Operating lease cost
Operating lease cost included in operating expenses	$1,765
Operating lease cost included in inventory	204

Total operating lease cost	1,969

Operating cash flows from operating leases	2,363

Schedule of Maturities of Lease Liability Due Under Lease Agreements
Maturities of lease liability due under these lease agreements as of December 31, 2019 were as follows:

Year	Aggregate Minimum Payments (in thousands)
2020	1,987
2021	2,035
2022	1,879
2023	1,888
2024	1,929
Thereafter	1,221
Present value imputed interest	(2,531)

Present value of lease payments	$8,408

Future Minimum Lease Payments under Operating Leases
As of December 31, 2018, future minimum lease payments under the Company’s lease obligations under ASC 840 were as follows:

Year	Aggregate Minimum Payments (in thousands)
2019	1,491
2020	1,533
2021	1,576
2022	1,447
2023	1,203

Total	$7,250

Schedule of Future Minimum Payments under Manufacturing Agreement with Patheon
As of December 31, 2018, future minimum payments under the Company’s agreed obligations under the Manufacturing Agreement with Patheon are as follows:

Year	Aggregate Minimum Payments (in thousands)
2019	8,027
2020	8,027
2021	8,027
2022	8,027
2023	8,027
2024 and thereafter	30,102

Total	$70,237